Condensed Consolidated Statement Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net loss	$ (3,822,129)	$ (1,624,364)	$ (5,135,731)	$ (3,823,913)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,045	4,711	9,334	7,257
Amortization of right-of-use Asset	39,684	502	53,194
Gain from debt extinguishment	(34,962)		(16,391)
Deferred loan cost amortization	(5,222)			130,055
Noncash finance charge in connection with a debt modification			15,667
Interest on notes payable converted to common stock	231,692
Interest expense due to the issuance of warrants	1,657,805
Share-based compensation			265,589
Shares issued in exchange for services	600,000	1,000	1,354,503	664,815
Warrants issued for services				991,423
Other noncash charges	(252,280)		360,923	32,252
Changes in working capital items:
Accounts receivable	(36,641)	2,598	(11,428)
Inventory	(153,804)	(80,648)	(27,224)	(276,788)
Prepaid expenses and other current assets	(16,077)	38,187	(1,233)	(20,049)
Due to related party				5,496
Deposits	(39,451)	(1,043)	(20,513)
Accounts payable and accrued expenses	(56,268)	(122,896)	(127,167)	255,352
Royalty payable	51,000	(21,062)	17,938	(326,750)
Accrued Interest payable	40,601	403,530	604,211	(110,345)
Net cash used in operating activities	(1,783,007)	(1,399,485)	(2,658,328)	(2,471,195)
Cash Flows From Investing Activities:
Capital Expenditures	(5,439)	(4,526)	(12,552)	(1,336)
Proceeds from sale of fixed assets	1,098
Investment in Salt Tequila USA, LLC	(150,000)
Net cash acquired in merger	72,442
Net cash used in investing activities	(81,899)	(4,526)	(12,552)	(1,336)
Cash Flows From Financing Activities:
Proceeds from issuance of Common stock	1,610,000	375,000	1,575,000	1,398,197
Repayment of shareholder advance	(120,106)
Cash advance from shareholder	288,000		153,582
Proceeds from issuance of debt	264,249	160,413	130,000	2,702,664
Principal repayment of debt	(61,248)		(31,641)	(422,425)
Debt issuance costs				(271,670)
Reduction of ROU Liability	(39,877)		(51,462)
Net cash provided by financing activities	1,941,018	535,413	1,775,479	3,406,766
Net Change in Cash and Cash Equivalents	76,112	(868,598)	(895,401)	934,235
Cash and Cash Equivalents, beginning of year	42,639	938,040	938,040	3,805
Cash and Cash Equivalents, end of period	118,751	69,442	42,639	938,040
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	3,424		23,851	586,075
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Notes payable and accrued interest converted to common stock (12,605,283 shares)	9,248,721
Series A & B preferred stock and declared dividends converted to common stock	14,587,623
Liability issued for investment in SALT Tequila USA, LLC	100,000
Notes converted to common stock				684,450
Loss on debt extinguishment				42,382
Canfield [Member]
Cash Flows From Operating Activities:
Net loss	(111,561)		(477,234)	68,206
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on disposal of fixed assets			(1,037)	(7,246)
Depreciation and amortization			63,758	62,825
Share-based compensation			160,786	0
Changes in working capital items:
Accounts receivable			(8,629)	(149,731)
Inventory			11,136	(16,486)
Increase in accounts payable and accrued liabilities			22,815	104,824
Net cash used in operating activities			(228,405)	62,392
Cash Flows From Investing Activities:
Capital Expenditures			(54,385)	(75,633)
Proceeds from sale of fixed assets			6,446	8,064
Net cash used in investing activities			(47,939)	(67,569)
Cash Flows From Financing Activities:
Repayment of shareholder advance			(78,701)
Net borrowings (payments) on line of credit			3,353	3,803
Proceeds from officer			276,550
Payments on long-term debt			(8,523)	(11,567)
Proceeds from sales of common stock			100,000	2,000
Net cash provided by financing activities			292,679	(5,764)
Net Change in Cash and Cash Equivalents			16,335	(10,941)
Cash and Cash Equivalents, beginning of year	$ 23,315	$ 6,980	6,980	17,921
Cash and Cash Equivalents, end of period			23,315	6,980
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest			8,376	5,715
Cash paid for taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Recognition of right-of use asset and lease liability			43,677
Amortization of right-of-use asset			$ 24,959